Share-Based Compensation (Share-based Compensation Activity) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in Shares)	165,801	177,594	246,880
Granted (in Shares)	9,900	11,655	13,892
Exercised (in Shares)	(3,019)	(18,645)	(43,639)
Forfeited (in Shares)	0	(4,648)	(27,788)
Expired (in Shares)	0	(155)	(11,751)
Outstanding (in Shares)	172,682	165,801	177,594
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, weighted average exercise price (in dollars per share)	$ 7.35	$ 7.41	$ 7.80
Granted, weighted average exercise price (in dollars per share)	18.65	11.98	10.10
Exercised, weighted average exercise price (in dollars per share)	6.57	9.79	6.68
Forfeited, weighted average exercise price (in dollars per share)	0.00	11.60	10.55
Expired, weighted average exercise price (in dollars per share)	0.00	11.85	11.89
Outstanding, weighted average exercise price (in dollars per share)	$ 8.01	$ 7.35	$ 7.41
Outstanding, weighted average remaining contractual term	5 years	5 years 2 months 12 days	5 years 2 months 12 days
Outstanding, aggregate intrinsic value	$ 1,802,000	$ 1,881,841	$ 861,000
Number of Shares, Exercisable at December 31, 2016	139,660	146,067
Weighted Average Exercise Price, Exercisable at December 31, 2016 (in dollars per share)	$ 6.91	$ 7.27
Weighted Average Remaining Contractual Term (years), Exercisable at December 31, 2016	4 years 2 months 24 days	5 years
Aggregate Intrinsic Value, Exercisable at December 31, 2016	$ 1,612,000	$ 1,669,569